Average Annual Total Returns{- Fidelity Advisor Mid Cap II Fund} - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-11 - Fidelity Advisor Mid Cap II Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	17.74%	11.90%	12.17%	13.00%	9.88%	10.10%	13.62%	9.12%	9.51%	20.22%	12.15%	12.18%	22.91%	12.34%	12.15%	25.24%	13.55%	13.14%	25.38%	13.69%	11.47%	[1]	Aug. 13, 2013	24.76%	13.09%	14.20%

[1]	(a)Since inception August 13, 2013.